DEBT - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Components of long-term debt:
Total debt, net of deferred finance charges	$ (2,409,801)	$ (2,350,782)
Less: Current portion of long-term debt and short-term debt	1,051,582	982,845
Long-term debt	(1,358,219)	(1,367,937)
Repayments of long-term debt:
2022	(1,052,551)
2023	(201,232)
2024	(169,353)
2025	(514,465)
2026	(219,139)
2027 and thereafter	(285,185)
Total debt (gross)	(2,441,925)	(2,379,531)
Debt deferred charges	32,124	28,749
Total debt net of deferred finance charges	(2,409,801)	$ (2,350,782)
VIE debt
Repayments of long-term debt:
2022	(708,758)
2023	(173,085)
2024	(68,279)
2025	(146,819)
2026	(42,448)
2027 and thereafter	(35,602)
Total debt (gross)	(1,174,991)
Debt deferred charges	1,747
Total debt net of deferred finance charges	(1,173,244)
Golar debt
Repayments of long-term debt:
2022	(343,793)
2023	(28,147)
2024	(101,074)
2025	(367,646)
2026	(176,691)
2027 and thereafter	(249,583)
Total debt (gross)	(1,266,934)
Debt deferred charges	30,377
Total debt net of deferred finance charges	$ (1,236,557)